Income Taxes - Narrative (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax asset, increase (decrease) in amount	$ 104,200,000	$ 184,200,000	$ 99,100,000	$ (212,000,000)	$ 395,500,000
Accrued interest and penalties related to unrecognized tax			5,900,000	23,000,000
Interest (benefit) recognized related to unrecognized tax			(17,300,000)	(7,000,000)	(51,000,000)
Connecticut
Income Tax Contingency [Line Items]
Reduction of the state net operating loss carryforward resulting from settlement					1,300,000,000
Valuation allowance on deferred tax assets
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance allocated to operations			99,100,000	175,000,000	547,000,000
Increase (decrease) in valuation allowance allocated to other comprehensive income			0	(387,000,000)	(151,500,000)
Increase (decrease) in the valuation allowance allocated to operations that impacted income tax expense			(48,300,000)
Increase (decrease) in the valuation allowance allocated to operations that did not impact income tax expense			147,400,000
Valuation Allowance, Operating Loss Carryforwards [Member]
Income Tax Contingency [Line Items]
Valuation allowance	3,400,000,000		3,300,000,000
Net Income (Loss)
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax asset, increase (decrease) in amount	104,200,000	217,200,000
Other Comprehensive Income (Loss)
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax asset, increase (decrease) in amount	0	(33,000,000)
Other Comprehensive Income (Loss) | Valuation Allowance, Operating Loss Carryforwards [Member]
Income Tax Contingency [Line Items]
Valuation allowance			(288,500,000)
Other Comprehensive Income (Loss) | Capital loss carryforwards
Income Tax Contingency [Line Items]
Valuation allowance	$ (288,500,000)